FOUNDATION 1.1 VARIABLE UNIVERSAL LIFE (FVUL 1.1)
                 PREMIER 1.1 VARIABLE UNIVERSAL LIFE (PVUL 1.1)
                     ADVISOR VARIABLE UNIVERSAL LIFE (ADVUL)
                     ADVANCED VARIABLE UNIVERSAL LIFE (AVUL)
                    VARIABLE EXECUTIVE UNIVERSAL LIFE (VEUL)
                   VARIABLE EXECUTIVE UNIVERSAL LIFE 2 (VEUL2)
                          VARIABLE UNIVERSAL LIFE (VUL)
                        VARIABLE UNIVERSAL LIFE 2 (VUL2)
                        VARIABLE UNIVERSAL LIFE 3 (VUL3)
                        VARIABLE UNIVERSAL LIFE 4 (VUL4)
                  SURVIVIORSHIP VARIABLE UNIVERSAL LIFE (SVUL)

            Flexible Premium Variable Universal Life Insurance Policy
               issued by: Midland National Life Insurance Company
              through the Midland National Life Separate Account A

                          Supplement dated May 30, 2007
                        to Prospectuses Dated May 1, 2007

This supplement will alter the prospectuses listed above in the following manner:

On page two of the prospectuses listed above, under Separate Account Investment Portfolios, the following funds will be closed to new investors as of June 15, 2007.

                   American Century VP Balanced Fund
                   American Century VP Income and Growth Fund
                   Alger American Small Capitalization Portfolio
                   MFS(R) VIT Investors Trust Series
                   PIMCO VIT Low Duration Portfolio

Under the section titled, Investment Policies of the Portfolios, mark the following funds to reference footnote ***

                   American Century VP Balanced Fund***
                   American Century VP Income and Growth Fund***
                   Alger American Small Capitalization Portfolio*** MFS(R)VIT Investors Trust Series***
                   PIMCO VIT Low Duration Portfolio***


Under the section titled, Investment Policies of the Portfolios, add the following footnote after the table:

***These Investment Divisions will be closed to new investors as of June 15, 2007.

If You have money invested in any of these Investment Divisions as of the close of business on Thursday, June 14, 2007, You may continue to make additional investments into that portfolio. However, if You redeem or transfer completely out of any of these Investment Divisions after this date, You will not be able to reinvest in that portfolio.